UNITED STATES
SECURITIES AND EXCHANGE COMMISION
Washington, D.C.    20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2004

Institutional Investment Manager Filing This Report:
Name:		Messner & Smith Theme/Value Investment Management, Ltd.
Address:	530 B Street, Suite 300
		San Diego, CA        92101

SEC File Number:	801-24076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:	Ellis C. Smith
Title:	Principal/CAO
Phone:(619) 239-9049
Signature, Place, and Date of Signing:

	Ellis C. Smith		San Diego, California		January 28, 2005

Report Type:

13F Holdings Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
















FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:	        9,214,942

Form 13F Information Table Value Total:	      213,240,526









Name of Issuer           Title    CUSIP     Market     Shares of      (a)Sole (b)Shared as (c)Shared Managers       V.Auth
         		       of Class Number    Value      Principal Amt.            defined in   Other                  Sole

1-800 Flowers.com         CS      68243Q106    724,080  86,200           X                            M&S             X
Akamai Technologies       CS      00971T101  2,570,558 197,280           X                            M&S             X
Alleghany Corporation     CS      017175100    254,443     892           X                            M&S             X
Ambac Financial           CS      023139108  6,659,922  81,090           X                            M&S             X
American Intl Group       CS      026874107    246,263   3,750           X                            M&S             X
AmerisourceBergen Corp.   CS      03071P102  1,884,215  32,110           X                            M&S             X
Ansys, Inc.               CS      03662Q105  2,927,719  91,320           X                            M&S             X
Banknorth Group           CS      06646R107  7,001,214 191,290           X                            M&S             X
BellSouth Corp.           CS      079860102    221,208   7,960           X                            M&S             X
Bradley Pharms Inc.       CS      104576103  1,759,386  90,690           X                            M&S             X
Cracker Barrel Group	  CS	  12489V106  5,255,356 125,576           X                            M&S             X
CYTYC Corporation         CS      232946103  7,425,125 269,319           X                            M&S             X
ChevronTexaco Corp.       CS      166751107    555,136  10,572           X                            M&S             X
Citadel Security Software CS      17288Q109    537,212 206,620           X                            M&S             X
Comcast Corp - Cl A       CS      200300101  1,025,723  30,821           X                            M&S             X
Comcast Corp-Special Cl A CS      200300200  5,268,751 160,437           X                            M&S             X
Compass BancShares        CS      20449H109  6,207,274 127,538           X                            M&S             X
Constellation Bds Cl A    CS      21036P306  1,294,504  34,410           X                            M&S             X
Constellation Brands Inc. CS      21036P108  9,680,777 208,144           X                            M&S             X
Digital River Inc.        CS      25388B104  8,013,795 192,593           X                            M&S             X
Drew Industries           CS      26168L205  1,091,249  30,170           X                            M&S             X
Dycom Industries          CS      267475101  6,454,644 211,489           X                            M&S             X
Exxon Mobile Corporation  CS      30231G102    470,567   9,180           X                            M&S             X
Forest Oil Corporation    CS      346091705  7,148,324 225,357           X                            M&S             X
General Electric          CS      369604103    403,325  11,050           X                            M&S             X
H.B. Fuller               CS      359694106    356,090  12,490           X                            M&S             X
Harrahs Entertainment     CS      413619107  6,277,627  93,850           X                            M&S             X
Health Management Assoc.  CS      421933102  1,978,730  87,092           X                            M&S             X
Heartland Express Inc.    CS      422347104  6,704,823 298,390           X                            M&S             X
Impco Technologies        CS      45255W106    560,437  74,230           X                            M&S             X
Integral Systems          CS      45810H107    859,301  44,180           X                            M&S             X
Intrado, Inc.             CS      46117A100    300,322  24,820           X                            M&S             X
Intuitive Surgical	  CS	  46120E602    590,095  14,745	         X			      M&S	      X
IShares Russ MidCap Val   CS      464287473  1,319,877  11,700           X                            M&S             X
J2 Global Communications  CS      46626E205    319,298   9,255           X                            M&S             X
Jacobs Engineering Grp    CS      469814107  2,425,390  50,751           X                            M&S             X
Kerr-McGee Corporation    CS      492386107  5,469,708  94,648           X                            M&S             X
Liberty Media Corp. CL A  CS      530718105  6,840,024 622,953           X                            M&S             X
Liberty Media Intl        CS      530719103  3,726,924  80,617           X                            M&S             X
LifePoint Hospitals       CS      53219L109  2,012,944  57,810           X                            M&S             X
Marten Transport          CS      573075108  1,140,114  50,159           X                            M&S             X
Meridian Resources        CS      58977Q109    550,611  91,010           X                            M&S             X
Morgan Stanley            CS      617446448    222,080   4,000           X                            M&S             X
NTL Inc.                  CS      62940M104  4,262,980  58,429           X                            M&S             X
Navigators Group, Inc.    CS      638904102  1,139,844  37,856           X                            M&S             X
NiSource Industries       CS      65473P105  5,916,786 259,736           X                            M&S             X
Norfolk Southern Corp.    CS      655844108    271,425   7,500           X                            M&S             X
PMI Group, Inc.           CS      69344M101  7,157,453 171,436           X                            M&S             X
Pfizer Inc                CS      717081103    388.292  14,440           X                            M&S             X
Pogo Producing Co.        CS      730448107  5,642,054 116,355           X                            M&S             X
Polaris Industries        CS      731068102  2,170,722  31,913           X                            M&S             X
Province Healthcare       CS	  743977100  6,524,814 291,938           X                            M&S             X
Respironics, Inc.         CS      761230101  4,509,597  82,958           X                            M&S             X
Rofin-Sinar               CS      775043102  1,327,836  31,280           X                            M&S             X
Ross Stores               CS      778296103  4,650,582 161,087           X                            M&S             X
SM&A                      CS      78465D105    509,898  59,770           X                            M&S             X
SeaChange International   CS      811699107    356,997  20,470           X                            M&S             X
Smithfield Foods, Inc.    CS      832248108  7,649,725 258,524           X                            M&S             X
Solectron Corporation     CS      834182107  4,604,960 863,970           X                            M&S             X
Sterling Bancorp NY       CS      859158107    503,458  18,737           X                            M&S             X
Symantec                  CS      871503108  3,999,060 155,243           X                            M&S             X
Tempur Pedic Intl., Inc.  CS      88023U101  3,503,724 165,270           X                            M&S             X
Titan Intl Inc.           CS      88830M102  1,446,731  95,810           X                            M&S             X
Tractor Supply Company    CS      892356106  6,780,518 182,223           X                            M&S             X
Tribune Co.               CS      896047107    337,120   8,000           X                            M&S             X
Union Pacific Corp.       CS      907818108    201,750   3,000           X                            M&S             X
USEC Inc.                 CS      90333E108    384,305  39,660           X                            M&S             X
VCA Antech, Inc.          CS      918194101    944,564  48,340           X                            M&S             X
Valspar Corporation       CS      920355104  4,034,957  80,683           X                            M&S             X
Vesta Insurance Grp       CS      925391104    313,094  85,080           X                            M&S             X
WellPoint Health Networks CS      94973H108  4,379,545  38,083           X                            M&S             X
Wintrust Financial Corp.  CS      97650W108    371,351   6,520           X                            M&S             X
Non-Discretionary Bal     MF                 1,375,0001,375,000          X                            M&S             X
MuniVest Fund             MF      626295109    370,832  39,200           X                            M&S             X
Templeton Global Govt.Inc.MF      879929107    475,389  47,874           X                            M&S             X
COLUMN TOTAL                               213,240,5269,214,942          X                            M&S             X